Plan Assets Transferred In	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Description of Plan [Line Items]
Plan Assets Transferred In	Plan Assets Transferred In
During 2024, following the Company's decision to terminate the TRIP, a U.S. defined benefit pension plan, the Company settled all remaining benefits. As the assets within the TRIP Trust exceeded the obligations after settlement, the Company elected to transfer $42,983,680 in surplus assets to a suspense account within the Plan. A portion of the transferred assets in the qualified replacement plan suspense account must be utilized annually to comply with IRS qualified replacement plan requirements.
For the year ended December 31, 2025, $13,345,769 of qualified replacement plan suspense account assets were utilized to fund certain employer contributions which resulted in reduced employer contributions being made from Company assets for the year ended December 31, 2025, as presented in the Plan's Statement of Changes in Net Assets Available for Benefits. For the year ended December 31, 2024, $6,253,500 of qualified replacement plan suspense account assets were utilized to fund a discretionary profit sharing contribution.